SCHEDULE OF BASIC AND DILUTED PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Loss (numerator)	$ (1,102,108)	$ (675,742)	$ (352,638)	$ (284,846)	$ (1,777,850)	$ (637,484)	$ (2,778,486)	$ (1,428,835)
Shares (denominator)	235,044,159		206,544,709		233,779,672	205,911,350	207,923,257	178,502,990
Basic and diluted loss per share	$ (0.00)		$ (0.00)		$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)